LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
The Company's lease agreements include offices and production facilities, as well as leases for vehicles and other equipment, all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right-of-use assets and liabilities calculations if it was reasonably certain that the Company will exercise the option.

	December 31, 2025	December 31, 2024	December 31, 2023
Operating lease cost	$4,687	$4,046	$3,598
Short-term lease cost	177	146	165
Variable lease cost	261	193	170
Sublease income	$(975)	$(572)	$—
Total lease cost	$4,150	$3,813	$3,933

	December 31, 2025	December 31, 2024	December 31, 2023
Operating cash flows for operating leases, net:	$4,964	$4,254	$2,976
Weighted average remaining operating lease term (years)	6.10	6.26	7.39
Weighted average discount rate operating lease	6.62%	6.55%	6.04%
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2025:

Operating Leases

2026	$3,435
2027	2,502
2028	2,457
2029	2,458
2030	2,465
2031 and thereafter	4,463
Total undiscounted lease payments	$17,780
Less:
Imputed interest	3,449
Present value of lease liabilities	$14,331

For the years ended on December 31, 2025, 2024 and 2023 the Company recorded loss on lease termination in the amount of $439, zero and zero, respectively.

For information regarding developments subsequent to the reporting date related to the Company’s lease agreements in the UK and the U.S., see Note 20, Subsequent Events.